Average Annual Total Returns - Federated Hermes Kaufmann Large Cap Fund	A 1 Year	A 5 Years	A 10 Years	C 1 Year	C 5 Years	C 10 Years	R 1 Year	R 5 Years	R 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions 5 Years	IS Return After Taxes on Distributions 10 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares 5 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 10 Years	R6 1 Year	R6 5 Years	R6 10 Years	Russell 1000® Growth Index(reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Growth Index(reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Growth Index(reflects no deduction for fees, expenses or taxes) 10 Years	Morningstar Large Growth Funds Average 1 Year		Morningstar Large Growth Funds Average 5 Years		Morningstar Large Growth Funds Average 10 Years
Total	30.20%	11.46%	14.31%	35.75%	11.87%	14.05%	37.25%	12.30%	14.50%	38.14%	13.02%	15.26%	36.74%	12.19%	14.50%	23.53%	10.31%	12.74%	38.20%	13.08%	15.27%	36.39%	14.63%	15.22%	31.90%	[1]	12.10%	[1]	13.40%	[1]

[1]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.